Bank Borrowings	12 Months Ended
Nov. 30, 2023
Bank Borrowings [Abstract]
BANK BORROWINGS
11.	BANK BORROWINGS

	As of November 30,
	2022	2023	2023
	HK$	HK$	US$
Bank loans secured and repayable
Within 12 months	454,584	460,502	58,967
Over 1 year	2,953,174	2,493,663	319,311
Total	3,407,758	2,954,165	378,278

On August 3, 2021, the Group entered into a loan agreement with a financial institution in Hong Kong to borrow HK$3,483,000, which bears annual interest at a floating prime rate of 2.75% and with due date on September 16, 2029. The interest rate increased from 2.75% to 3.625% at the end of November 30, 2023 mainly due to the interest rate was raised by the Federal Reserve. As of November 30, 2023, the balance had been repaid of HK$528,835 (US$67,717).

As of November 30, 2023 and 2022, the banking facilities of the Company were secured by personal guarantee from Ms. Wai Lau, the director and shareholder of the Company and with the due date same as the loan agreement.

Interest related to the bank loans was HK$108,259 (US$13,863), HK$97,167 and HK$8,158 for the years ended November 30, 2023, 2022 and 2021, respectively.